Employee benefits - Summary of Changes in Defined Benefit Obligations (Detail) - Noncurrent recognized liabilities, defined benefit plan - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 31,553	€ 29,645
Changes through statement of profit and loss
Changes through statement of profit and loss	5,109	6,631
- of which: Service cost	4,241	5,518
-of which: Financial charges	868	1,113
Changes through statement of comprehensive income
Changes through statement of comprehensive income and loss	(1,237)	(400)
- of which: Actuarial loss/(gain)	41	(668)
- of which: Translation differences	(1,278)	268
Benefits paid	(5,325)	(5,254)
Business Combination	0	931
Ending balance	€ 30,100	€ 31,553